CASH FLOW INFORMATION (Tables)	3 Months Ended
Sep. 30, 2024
CASH FLOW INFORMATION
Schedule of significant non-cash transactions related to investing and financing activities

	09/30/2024	09/30/2023
Investment activities
Investment in-kind in other related parties (Note 15)	666,068	—
Capitalization of interest on buildings in progress	68,668	36,589
	734,736	36,589